Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (25,263)	$ (34,933)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on sale of intellectual property	(400)	0
Stock-based compensation	823	1,088
Non-cash interest expense	238	273
Changes in operating assets and liabilities:
Income tax receivable	(132)	212
Prepaid expenses and other current assets	145	(127)
Deposits held for clinical trial costs	(5,541)	(2,561)
Accounts payable	7,060	2,249
Accrued liabilities	(2,179)	786
Net cash used in operating activities	(25,249)	(15,276)
Cash flows from investing activities:
Proceeds from sale of intellectual property	400	0
Cash acquired in merger	0	4
Net cash provided by investing activities	400	(656)
Cash flows from financing activities:
Principal payments on notes	(1,650)	0
Cash paid for fractional shares	(10)
Net cash provided by financing activities	26,142	5,354
Effect of exchange rate changes on cash	0	(4)
Net change in cash	1,293	(10,582)
Cash and cash equivalents at beginning of period	1,285	11,867
Cash and cash equivalents at end of period	2,578	1,285
Supplemental disclosure of cash flow information:
Cash paid during period for interest	404	15
Supplemental disclosure of non-cash transactions:
Adjustment for the value offered to induce warrant exercise	9,140	0
Induced Warrants [Member]
Cash flows from financing activities:
Proceeds from induced exercise of warrants, net of costs of $359	3,526	0
Voluntary Warrants [Member]
Cash flows from financing activities:
Proceeds from induced exercise of warrants, net of costs of $359	1,223	5
Private Placement [Member]
Cash flows from financing activities:
Proceeds from public offering of common stock and warrants, net of fees and offering costs of $0.9 million and $2.1 million respectively	1,597	46
Underwritten Public Offering [Member]
Cash flows from financing activities:
Proceeds from public offering of common stock and warrants net of underwriters discount and offering costs of $2,075 and $727 respectively	21,456	5,303
CPP [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Write off of in process research and development (IPR&D)	0	17,737
Cash flows from investing activities:
Investment in IPR&D	0	(660)
Supplemental disclosure of non-cash transactions:
Fair value of common stock, stock options and stock warrants issued as consideration for asset acquisition	$ 0	$ 9,605